PRIVATE PLACEMENT (Details) - USD ($)		6 Months Ended
	Dec. 22, 2020	Jun. 30, 2023	Dec. 31, 2022
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		118,268,175	116,151,167
MedTech Acquisition Corp
PRIVATE PLACEMENT
Exercise price of warrants	$ 11.50
MedTech Acquisition Corp | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued		4,933,333	4,933,333
Price of warrants		$ 1.50
Aggregate purchase price		$ 7,400,000
Number of shares per warrant		1
Exercise price of warrants		$ 11.50
MedTech Acquisition Corp | Private Placement
PRIVATE PLACEMENT
Exercise price of warrants	$ 11.50
MedTech Acquisition Corp | Private Placement | Private Placement Warrants
PRIVATE PLACEMENT
Number of warrants to purchase shares issued	4,933,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 7,400,000
Number of shares per warrant	1